CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Thousands	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2023		Mar. 31, 2023	Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022	Dec. 31, 2021
Sub-classifications of financial information
Concessionary loans outstanding	kr 249,000					kr 249,000				kr 361,000
Operating result of previous concessionary credit program						(10,000)		kr (9,000)
Administrative compensation for concessionary loans						455		424
Comprehensive income
Interest income	4,724,000		kr 4,043,000	kr 994,000		8,767,000		1,679,000		6,729,000
Interest expenses	(4,000,000)		(3,410,000)	(489,000)		(7,410,000)		(689,000)		(4,550,000)
Exchange-rate differences	0		0	(7,000)		0		(7,000)		(9,000)
Financial position
Cash and cash equivalents	5,837,000	[1]		15,901,000	[1]	5,837,000	[1]	15,901,000	[1]	4,060,000 [1]	kr 11,128,000
Derivatives	8,598,000					8,598,000				10,304,000
Other assets	449,000					449,000				285,000
Prepaid expenses and accrued revenues	7,192,000					7,192,000				4,162,000
Total assets	396,650,000					396,650,000				375,474,000
Derivatives	9,850,000					9,850,000				13,187,000
Accrued expenses and prepaid revenues	7,640,000					7,640,000				4,172,000
Total liabilities	374,567,000					374,567,000				353,899,000
Committed undisbursed loans	58,506,000					58,506,000				75,369,000
CIRR-System
Comprehensive income
Interest income	577,000		551,000	556,000		1,128,000		1,113,000		2,231,000
Interest expenses	(485,000)		(462,000)	(517,000)		(947,000)		(1,030,000)		(2,012,000)
Interest compensation				2,000				2,000		2,000
Exchange-rate differences	1,000		0	1,000		1,000		2,000		3,000
Profit before compensation to SEK	93,000		89,000	42,000		182,000		87,000		224,000
Administrative remuneration to SEK	(66,000)		(61,000)	(58,000)		(127,000)		(114,000)		(236,000)
Operating profit CIRR-system	27,000		28,000	(16,000)		55,000		(27,000)		(12,000)
Reimbursement to (-) / from (+) the State	(27,000)		kr (28,000)	kr 16,000		(55,000)		kr 27,000		12,000
Financial position
Cash and cash equivalents	24,000					24,000				1,000
Loans	101,790,000					101,790,000				94,241,000
Derivatives	8,351,000					8,351,000				8,571,000
Other assets	220,000					220,000				218,000
Prepaid expenses and accrued revenues	2,728,000					2,728,000				1,597,000
Total assets	113,113,000					113,113,000				104,628,000
Liabilities	110,975,000					110,975,000				103,336,000
Accrued expenses and prepaid revenues	2,138,000					2,138,000				1,292,000
Total liabilities	113,113,000					113,113,000				104,628,000
Committed undisbursed loans	kr 45,152,000					kr 45,152,000				kr 56,265,000

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.